UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01735

FPA New Income, Inc. (Exact name of registrant as specified in charter)

11601 Wilshire Blvd., Ste. 1200, Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)

J. Richard Atwood, President
FPA New Income, Inc.
11601 Wilshire Blvd., Ste. 1200,
Los Angeles, CA 90025
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-473-0225

Date of fiscal year end: 9/30

Date of reporting period: 7/1/20 to 6/30/21

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-1735
Reporting Period: 07/01/2020 - 06/30/2021
FPA New Income, Inc.

============================== FPA New Income Inc ==============================

BOART LONGYEAR LIMITED

Ticker:       BLY            Security ID:  Q1645L104
Meeting Date: JUL 31, 2020   Meeting Type: Annual
Record Date:  JUL 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Tye Burt as Director              For       For          Management
2     Elect Kevin McArthur as Director        For       For          Management
3     Elect Conor Tochilin as Director        For       For          Management
4     Elect Rubin McDougal as Director        For       For          Management
5     Approve Boart Longyear Limited 2020     For       For          Management
      Long Term Incentive Plan
6     Approve Remuneration Report             None      Against      Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President

Date:	August 25, 2021